CONFIDENTIAL TREATMENT REQUEST

11000594

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

13FCON P
5/23/2011

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

RECEIVED
NOV 16 2010
OFFICE OF THE SECRETARY

Institutional Investment Manager Filing this Report:

Name: Alyeska Investment Group, L.P.
Address: 77 West Wacker Drive
7th Floor
Chicago, Illinois 60601

Form 13F File Number: 028-13284

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jason Bragg
Title: Chief Financial Officer
Phone: 312-899-7902

CONFIDENTIAL TREATMENT EXPIRED

Signature, Place, and Date of Signing:

----------------------------------	Chicago, Illinois	November 15, 2010
[Signature: /s/ Jason Bragg]	[City, State]	[Date]

Report Type (Check only one.):

[√] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

CONFIDENTIAL

CONFIDENTIAL TREATMENT REQUEST

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1
Form 13F Information Table Entry Total:	13
Form 13F Information Table Value Total:	$365,133 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
1	028-13417	Alyeska Master Fund, L.P.

13FCON

CONFIDENTIAL TREATMENT REQUEST

[redacted]

FORM 13F INFORMATION TABLE

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
									VOTING AUTHORITY		
NAME OF ISSUER	TITLE OF CLASS	CUSIP NUMBER	VALUE (x$1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
A D C TELECOMMUNICATIONS	COM NEW	000886309	$9,701	765,634	SH		SOLE	1	SOLE		
AIR PRODS & CHEMS INC	COM	009158106	$16,564	200,000	SH		SOLE	1	SOLE		
AIRTRAN HLDGS INC	COM	00949P108	$2,069	281,501	SH		SOLE	1	SOLE		
ALLEGHENY ENERGY INC	COM	017361106	$25,440	1,037,502	SH		SOLE	1	SOLE		
DOLLAR THRIFTY AUTOMOTIVE GP	COM	256743105	$21,798	434,740	SH		SOLE	1	SOLE		
ENTERPRISE GP HLDGS L P	UNIT LP INT	293716106	$20,442	348,127	SH		SOLE	1	SOLE		
FIRST NIAGARA FINL GP INC	COM	33582V108	$5,510	473,000	SH		SOLE	1	SOLE		
GENZYME CORP	COM	372917104	$17,698	250,000	SH	CALL	SOLE	1	SOLE		
L-1 IDENTITY SOLUTIONS INC	COM	50212A106	$11,730	1,000,000	SH		SOLE	1	SOLE		
MCAFEE INC	COM	579064106	$98,348	2,081,009	SH		SOLE	1	SOLE		
MIRANT CORP NEW	COM	60467R100	$10,776	1,081,893	SH		SOLE	1	SOLE		
PACTIV CORP	COM	695257105	$62,692	1,900,919	SH		SOLE	1	SOLE		
QWEST COMMUNICATIONS INTL INC	COM	749121109	$62,365	9,946,612	SH		SOLE	1	SOLE		